Basis of Presentation and Basis of Consolidation - Leases income statement and cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Basis Of Presentation And Basis Of Consolidation [Abstract]
Depreciation, right-of-use assets	$ 15,098
Interest expense on lease liabilities	1,972	$ 119	$ 163
Currency translation gains on lease liabilities	1,931
Currency translation losses on right of use assets	(2,686)
Principal	73,835
Interest	$ 1,972